Condensed Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 1,842	$ 2,361		$ 3,946
Restricted cash	25	173		0
Accounts receivable, net	6,121	5,824		116
Inventories, net	4,762	6,580		1,557
Prepaid expenses and other current assets	3,064	2,641		269
Total current assets	15,814	17,579		5,888
Noncurrent Assets
Property and equipment, net	349	417		71
Right-of-use asset, operating lease	888	951		0
Intangible assets, net	14,259	14,641	$ 0	0
Goodwill	18,614	18,614		0
Other assets	1,027	1,330		28
Total Assets	50,951	53,532		5,987
Current Liabilities
Short term loan, net	17,023	16,061		0
Line of credit, net	5,366	4,819		4,600
Other liabilities	209	500		1,914
Accounts payable	4,226	4,049		765
Accrued liabilities	4,570	4,721		85
Deferred revenue	330	311		65
Operating lease liability, current portion	352	345		0
Warrant derivative liability	841	2,220		0
Total current liabilities	32,917	33,026		9,029
Noncurrent Liabilities
Notes payable, net	17,559	16,370		0
Operating lease liability	566	641		0
Total Noncurrent Liabilities	18,125	17,011		0
Total Liabilities	51,042	50,037		9,029
Stockholders' Deficit
Common stock, $0.001 par value, 88,000,000 shares authorized, 48,939,708 & 47,977,390 shares issued and outstanding at March 31, 2020 and December 31, 2019	49	48		12
Additional paid-in capital	200,051	194,150		13,642
Accumulated deficit	(210,757)	(201,269)		(16,698)
Total Stockholders' Deficit	(10,657)	(7,071)	$ (5,462)	(3,042)	$ (2,116)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Deficit	50,951	53,532		5,987
Series E Preferred Stock [Member]
Redeemable Series E Convertible Preferred Stock
Redeemable Series E preferred stock, $0.001 par value, 2,900,000 shares authorized, 1,387,378 shares issued and outstanding at March 31, 2020 and December 31, 2019	$ 10,566	$ 10,566		$ 0